Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Subsequent Events	There were no subsequent events through the date that the financial statements were issued.

Smart Receipt Acquisition

On March 12, 2014, Mobivity Holdings Corp., a Nevada corporation (the Company”), entered into an Asset Purchase Agreement (“Asset Purchase Agreement”) with SmartReceipt, Inc., a Delaware corporation (“SmartReceipt”).  The closing of the transactions under the Asset Purchase Agreement took place on March 12, 2014.  Pursuant to the Asset Purchase Agreement, the Company acquired all of the assets of SmartReceipt in exchange for:

·	the Company’s payment at closing of $2.212 million of cash, net of a $150,000 loan made by the Company to SmartReceipt in January 2014;

·	the Company’s issuance of 504,884 shares of its $0.001 par value common stock; and

·	The Company’s earn-out payment of 200% of the “eligible revenue” of the Company over the 12 month period following the close of the transaction (“earn-out period”). The “eligible revenue” will consist of: 100% of Company revenue derived during the earn out period from the sale of SmartReceipt products and services to certain SmartReceipt clients as of the close (the “designated SmartReceipt clients”); plus 50% of Company revenue derived during the earn out period from the sale of Company products and services to the designated SmartReceipt clients, plus 50% of the Company revenue derived during the earn out period from the sale of SmartReceipt products and services to Company clients who are not designated SmartReceipt clients. The earn-out payment will be payable in common shares of the Company (valued at the Closing VWAP) no later than the 90th day following the end of the earn-out period. For purposes of the foregoing, the “Closing VWAP” means the volume weighted average trading price of the Company’s common stock for the 90 trading days preceding the initial close of the transactions under the Asset Purchase Agreement.

Pursuant to the Asset Purchase Agreement, SmartReceipt has agreed that 50% of the shares issuable to SmartReceipt or its shareholders at the initial closing will be held back by the Company for a period of 12 months and will be subject to cancellation based on indemnification claims of the Company.

Securities Purchase Agreement

On March 10, 2014, the Company entered into a Securities Purchase Agreement and a Registration Rights Agreement with certain accredited investors in connection with a proposed private placement of up to 6,000,000 units of the Company’s securities at a price of $1.00 per unit for the gross proceeds of up to $6,000,000.  Each unit consists of one share of the Company’s common stock and a common stock purchase warrant to purchase one-quarter share of the Company’s common stock, over a five year period, at an exercise price of $1.20 per share.  The Securities Purchase Agreement includes customary representations, warranties, and covenants by the investors and the Company, and an indemnity from the Company.  Pursuant to the terms of the Registration Rights Agreement, the Company agreed to cause a resale registration statement covering the common shares made part of the units to be filed by May 15, 2014.  The Registration Rights Agreement also provides that the Company must make certain payments as liquidated damages to the investors if it fails to timely file the registration statement and cause it to become effective.  The units were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act and Rule 506(b) thereunder.  Emerging Growth Equities, Ltd. (“EGE”) acted as placement agent for the private placement and received $345,835 in commissions from the Company.  In addition, for its services as placement agent, the Company issued to EGE warrants to purchase an aggregate of 345,835 units, as defined above, exercisable for a period of five years from the closing date, at an exercise price of $1.00 per unit.

An initial closing of the units was completed on March 12, 2014.  As of March 28, 2014, the Company has sold 5,413,000 units for the gross proceeds of $5,413,000.